Average Annual Total Returns{- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Mid-Cap Stock Fund	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Mid-Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mid-Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	28.66%	14.80%	14.28%	24.94%	12.18%	11.98%	19.38%	11.30%	11.27%	24.76%	13.09%	14.20%